Quarterly Holdings Report
for
Fidelity Advisor® Limited Term Bond Fund
November 30, 2025
LTB-NPRT1-0126
1.813046.121
Asset-Backed Securities - 10.0%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.6%
Hartwick Park Clo Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 5.0444% 1/20/2037 (b)(c)(d)	3,718,000	3,716,885
Neuberger Berman Ln Advisers Nbla Clo 50 Ltd / Neuberger Berman Ln Series 2024-50A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.1098% 7/23/2036 (b)(c)(d)	6,933,000	6,935,024
Valley Stream Pk Clo Ltd / Vy Stream Pk Clo LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 5.0744% 1/20/2037 (b)(c)(d)	5,784,000	5,781,918
TOTAL BAILIWICK OF JERSEY		16,433,827
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	299,660	303,566
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (b)	553,466	559,374
TOTAL CANADA		862,940
GRAND CAYMAN (UK OVERSEAS TER) - 3.6%
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 5.2145% 7/15/2038 (b)(c)(d)	2,953,000	2,955,548
Bain Capital Credit Clo Ltd Series 2025-5A Class ARR, CME Term SOFR 3 month Index + 1.15%, 5.0344% 4/20/2034 (b)(c)(d)	7,540,000	7,536,592
Barings CLO Ltd Series 2024-3A Class A1RR, CME Term SOFR 3 month Index + 1.14%, 5.0244% 1/20/2036 (b)(c)(d)	2,400,000	2,400,751
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.9045% 3/30/2038 (b)(c)(d)	125,000	124,560
Benefit Street Partners Clo Xxii Ltd Series 2025-22A Class ARR, CME Term SOFR 3 month Index + 1.15%, 5.0344% 4/20/2035 (b)(c)(d)	7,900,000	7,908,050
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 4.9544% 7/18/2034 (b)(c)(d)	4,766,000	4,767,244
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 9.608% 10/25/2037 (b)(c)(d)	150,000	151,008
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 7.6316% 1/17/2038 (b)(c)(d)	100,000	99,922
Dryden 104 Clo Ltd / Dryden 104 Clo LLC Series 2024-104A Class A1R, CME Term SOFR 3 month Index + 1.29%, 5.179% 8/20/2034 (b)(c)(d)	2,769,000	2,773,544
Dryden 68 Clo Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 5.0045% 7/15/2035 (b)(c)(d)	4,228,000	4,219,591
Flatiron Clo 28 Ltd / Flatiron Clo LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.9845% 7/15/2036 (b)(c)(d)	10,354,000	10,367,802
Flatiron Clo Ltd Series 2025-1A Class AR2, CME Term SOFR 3 month Index + 1.18%, 5.0318% 11/16/2034 (b)(c)(d)	3,064,858	3,065,588
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (b)	360,391	353,170
Invesco CLO 2021-3 Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.9374% 10/22/2034 (b)(c)(d)	5,100,000	5,098,608
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.9845% 7/15/2034 (b)(c)(d)	4,205,000	4,207,220
Magnetite Xxii Ltd / Magnetite Xxii LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 5.1545% 7/15/2036 (b)(c)(d)	4,257,000	4,258,107
Oha Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.614% 7/20/2038 (b)(c)(d)	4,678,000	4,686,696
Oha Credit Partners VII Ltd Series 2025-7A Class D1R4, CME Term SOFR 3 month Index + 2.5%, 6.389% 2/20/2038 (b)(c)(d)	150,000	150,253
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.0445% 2/15/2038 (b)(c)(d)	100,000	100,948
Palmer Square CLO Series 2025-1A Class A1A5, CME Term SOFR 3 month Index + 1.05%, 4.9185% 5/21/2034 (b)(c)(d)	8,926,000	8,926,339
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 5.2277% 7/15/2033 (b)(c)(d)	10,060,000	10,058,491
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 4.9045% 1/15/2033 (b)(c)(d)	609,997	610,193
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 8.6045% 1/15/2033 (b)(c)(d)	250,000	248,295
Palmer Square Loan Funding Ltd Series 2024-3A Class A1, CME Term SOFR 3 month Index + 1.08%, 4.945% 8/8/2032 (b)(c)(d)	1,747,239	1,748,008
RR Ltd Series 2025-16A Class A1R, CME Term SOFR 3 month Index + 1.05%, 4.9545% 7/15/2036 (b)(c)(d)	2,529,000	2,528,942
Trapeza Cdo Xii Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 4.7558% 4/6/2042 (b)(c)(d)	304,000	239,663
Voya Clo 2022-1 Ltd / Voya Clo 2022-1 LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.1344% 4/20/2035 (b)(c)(d)	3,393,000	3,399,705
Voya CLO Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.2%, 5.0844% 7/20/2032 (b)(c)(d)	3,666,055	3,669,047
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		96,653,885
UNITED STATES - 5.8%
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (b)	157,549	157,076
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (b)	1,434,051	1,378,408
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (b)	3,845,281	3,644,584
Affirm Asset Securitization Trust Series 2024-X2 Class A, 5.22% 12/17/2029 (b)	548,061	548,367
Affirm Asset Securitization Trust Series 2025-X1 Class A, 5.08% 4/15/2030 (b)	970,002	971,803
Affirm Asset Securitization Trust Series 2025-X2 Class A, 4.45% 10/15/2030 (b)	5,615,000	5,620,386
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (b)	228,244	225,937
ARI Fleet Lease Trust Series 2023-B Class A2, 6.05% 7/15/2032 (b)	1,445,213	1,456,395
ARI Fleet Lease Trust Series 2024-B Class A3, 5.26% 4/15/2033 (b)	408,000	416,090
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (b)	945,000	960,754
Avis Budget Rental Car Funding AESOP LLC Series 2025-3A Class A, 4.17% 2/20/2030 (b)	3,035,000	3,035,852
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (b)	3,092,531	2,931,594
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	850,590	860,808
Carvana Auto Receivables Trust 2025-P2 Series 2025-P2 Class A3, 4.55% 8/12/2030	3,315,000	3,337,514
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (b)	363,574	361,096
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)	947,947	954,429
Daimler Trucks Retail Trust Series 2024-1 Class A3, 5.49% 12/15/2027	2,406,794	2,426,686
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (b)	123,615	122,259
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (b)	11,520,000	11,266,901
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (b)	1,300,000	1,309,273
Dell Equipment Finance Trust Series 2023-3 Class A3, 5.93% 4/23/2029 (b)	1,330,975	1,338,621
Dell Equipment Finance Trust Series 2024-2 Class A3, 4.59% 8/22/2030 (b)	893,000	899,208
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)	279,000	284,900
DLLMT LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	1,625,000	1,639,374
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (b)	3,745,900	3,720,708
Domino's Pizza Master Issuer LLC Series 2018-1A Class A2II, 4.328% 7/25/2048 (b)	451,010	450,362
Domino's Pizza Master Issuer LLC Series 2025-1A Class A2I, 4.93% 7/25/2055 (b)	7,700,000	7,742,368
Enterprise Fleet Financing LLC Series 2022-3 Class A2, 4.38% 7/20/2029 (b)	77,477	77,497
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	813,731	824,588
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (b)	2,821,000	2,859,430
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (b)	1,071,000	1,081,786
Enterprise Fleet Financing LLC Series 2025-1 Class A3, 4.82% 2/20/2029 (b)	2,825,000	2,872,616
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (b)	588,000	598,014
Flatiron Clo 23 LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.24%, 5.1216% 4/17/2036 (b)(c)(d)	5,801,000	5,806,731
Flatiron Rr Clo 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 4.8145% 10/15/2034 (b)(c)(d)	6,400,000	6,388,198
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class B, 5.48% 4/15/2029 (b)	2,797,000	2,842,646
Fordf Series 2025-1 Class A1, 4.63% 4/15/2030	3,575,000	3,625,699
Fordf Series 2025-1 Class B, 4.84% 4/15/2030	1,805,000	1,830,391
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1, 5.13% 3/15/2029 (b)	5,280,000	5,353,357
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (b)	1,075,000	1,090,154
Juniper Valley Park CLO LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.9644% 7/20/2036 (b)(c)(d)	5,000,000	4,994,970
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (b)	719,000	730,945
Marlette Funding Trust 2025-1 Series 2025-1A Class A, 4.75% 7/16/2035 (b)	317,045	317,563
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	4,503,000	4,510,536
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (b)	619,502	623,579
MetLife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/2058 (b)	143,616	142,030
Nissan Master Owner Tr Receivable Series 2024-B Class A, 5.05% 2/15/2029 (b)	1,648,000	1,668,289
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (b)	128,508	128,379
Oportun Issuance Trust 2025-B Series 2025-B Class A, 4.88% 5/9/2033 (b)	3,050,000	3,059,597
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (b)	1,425,000	1,426,874
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (b)	226,927	232,502
Pk Alift Loan Funding 7 LP Series 2025-2 Class A, 4.75% 3/15/2043 (b)	1,765,000	1,749,859
Porsche Finl Auto Securitization Tr 2023-2 Series 2023-2A Class A3, 5.79% 1/22/2029 (b)	1,118,200	1,127,148
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (b)	3,569,397	3,461,185
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (b)	1,204,000	1,199,375
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (b)	1,071,858	1,103,825
SLAM Ltd. / SLAM LLC Series 2021-1A Class A, 2.434% 6/15/2046 (b)	10,019,081	9,548,491
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 4.9288% 9/25/2034 (c)(d)	1,586	1,698
Tesla Electric Vehicle Trust Series 2023-1 Class A3, 5.38% 6/20/2028 (b)	2,556,373	2,575,207
Upstart Securitization Trust Series 2023-3 Class A, 6.9% 10/20/2033 (b)	397,708	399,353
USB Auto Owner Trust 2025-1 Series 2025-1A Class A3, 4.49% 6/17/2030 (b)	1,615,000	1,628,465
Verizon Master Trust Series 2024-8 Class A1A, 4.62% 11/20/2030	5,345,000	5,420,806
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)	2,290,183	2,318,333
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (b)	992,034	1,000,161
Wheels Fleet Lease Funding 1 LLC Series 2024-3A Class A1, 4.8% 9/19/2039 (b)	3,111,195	3,136,496
Wheels Fleet Lease Funding 1 LLC Series 2025-2A Class A1, 4.41% 5/18/2040 (b)	6,300,000	6,345,281
World Omni Auto Trust Series 2024-C Class A3, 4.43% 12/17/2029	2,687,000	2,702,351
World Omni Select Auto Trust Series 2025-A Class A3, 4.08% 8/15/2031	975,000	975,079
TOTAL UNITED STATES		155,841,237
TOTAL ASSET-BACKED SECURITIES (Cost $269,756,656)		269,791,889

Bank Loan Obligations - 1.6%
	Principal Amount (a)	Value ($)
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Genmab A/S Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 11/19/2032 (c)(d)(e)(f)	65,000	65,216
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5131% 5/23/2030 (c)(d)(e)	503,738	503,989
LUXEMBOURG - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Accelya Lux Finco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.2065% 10/1/2032 (c)(d)(e)	545,000	527,969
NETHERLANDS - 0.0%
Industrials - 0.0%
Building Products - 0.0%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.0015% 1/17/2032 (c)(d)(e)	383,486	384,253
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 11/15/2030 (c)(d)(e)	807,537	644,011
UNITED STATES - 1.6%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Level 3 Financing Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 3/29/2032 (c)(d)(e)	80,000	80,100
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.3802% 4/16/2029 (c)(d)(e)	407,915	405,215
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.3802% 4/15/2030 (c)(d)(e)	815,831	810,324
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9157% 10/6/2032 (c)(d)(e)	455,000	452,443
		1,748,082
Media - 0.1%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.6015% 6/18/2029 (c)(d)(e)	543,703	495,857
Sinclair Television Group Inc Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 4.1%, 8.1157% 12/31/2030 (c)(d)(e)	760,000	688,750
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2802% 1/31/2029 (c)(d)(e)	1,296,349	1,282,582
Virgin Media Bristol LLC Tranche Q 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.3234% 1/31/2029 (c)(d)(e)	650,000	649,389
		3,116,578
TOTAL COMMUNICATION SERVICES		4,864,660

Consumer Discretionary - 0.4%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6657% 1/28/2032 (c)(d)(e)	80,000	80,225
Automobiles - 0.0%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.5302% 6/3/2028 (c)(d)(e)	451,003	439,485
Broadline Retail - 0.0%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 1/23/2032 (c)(d)(e)	898,114	899,910
Distributors - 0.0%
Solenis Holdings Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.0015% 6/20/2031 (c)(d)(e)	793,706	781,801
Diversified Consumer Services - 0.1%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3928% 3/4/2028 (c)(d)(e)	1,316,871	1,071,933
TKC Holdings Inc 1LN, term loan 13.5% 2/15/2027 (c)(e)	330,414	331,239
		1,403,172
Hotels, Restaurants & Leisure - 0.2%
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 1/29/2029 (c)(d)(e)	800,851	799,769
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.6657% 1/28/2032 (c)(d)(e)	261,812	262,305
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2631% 6/1/2028 (c)(d)(e)	870,249	777,907
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.102% 12/30/2026 (c)(d)(e)	449,061	431,471
		2,271,452
Household Durables - 0.0%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2657% 6/29/2028 (c)(d)(e)	339,751	317,405
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7353% 10/1/2032 (c)(d)(e)	775,000	773,706
		1,091,111
Specialty Retail - 0.1%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.8098% 6/6/2031 (c)(d)(e)	781,175	734,953
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.9598% 6/6/2031 (c)(d)(e)	543,583	536,875
Park River Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.4853% 3/15/2031 (c)(d)(e)	25,000	25,059
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2802% 4/17/2028 (c)(d)(e)	628,513	625,270
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4157% 1/30/2031 (c)(d)(e)	170,766	170,749
		2,092,906
TOTAL CONSUMER DISCRETIONARY		9,060,062

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.0033% 9/20/2030 (c)(d)(e)	465,000	457,443
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% (c)(d)(e)(g)	64,646	29,673
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% (c)(d)(e)(g)	18,811	8,634
Del Monte Foods Corp II Inc Tranche TLA DIP, term loan CME Term SOFR 3 month Index + 9.5%, 13.559% 3/30/2026 (c)(d)(e)	160,297	152,683
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 9.5%, 13.559% 3/30/2026 (c)(d)(e)(h)	210,928	170,852
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.459% 7/12/2032 (c)(d)(e)	340,000	340,850
		702,692
TOTAL CONSUMER STAPLES		1,160,135

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0015% 12/30/2027 (c)(d)(e)	559,468	560,168
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.5699% 10/30/2028 (c)(d)(e)	980,624	437,495
		997,663
Financials - 0.2%
Capital Markets - 0.0%
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.6506% 2/3/2032 (c)(d)(e)	1,048,544	1,047,233
Financial Services - 0.1%
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7353% 7/1/2032 (c)(d)(e)	230,000	223,388
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4157% 7/31/2031 (c)(d)(e)	432,391	426,778
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9157% 7/31/2031 (c)(d)(e)	135,000	134,789
Nexus Buyer LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.6657% 2/16/2032 (c)(d)(e)	330,000	326,631
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.389% 2/20/2032 (c)(d)(e)	793,013	793,631
		1,905,217
Insurance - 0.1%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9157% 11/6/2030 (c)(d)(e)	4,963	4,954
Alliant Hldgs Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4157% 9/19/2031 (c)(d)(e)	403,873	403,926
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0157% 8/19/2028 (c)(d)(e)	631,555	630,172
USI Inc/NY Tranche D 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 11/21/2029 (c)(d)(e)	497,381	498,182
		1,537,234
TOTAL FINANCIALS		4,489,684

Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.1657% 1/15/2031 (c)(d)(e)	1,002,488	1,008,001
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 10/23/2028 (c)(d)(e)	1,476,704	1,478,595
QuidelOrtho Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0015% 8/23/2032 (c)(d)(e)	645,000	641,575
		3,128,171
Health Care Technology - 0.0%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6657% 2/15/2029 (c)(d)(e)	343,780	343,064
Pharmaceuticals - 0.0%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.1657% 10/8/2030 (c)(d)(e)	958,175	945,240
TOTAL HEALTH CARE		4,416,475

Industrials - 0.1%
Commercial Services & Supplies - 0.1%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1657% 12/21/2028 (c)(d)(e)	579,742	580,502
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 8/20/2032 (c)(d)(e)	275,000	275,998
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.3538% 8/1/2030 (c)(d)(e)	14,738	13,163
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.0115% 4/11/2029 (c)(d)(e)	456,801	445,226
		1,314,889
Ground Transportation - 0.0%
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.7515% 4/10/2031 (c)(d)(e)	425,700	424,947
Machinery - 0.0%
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.3084% 9/13/2032 (c)(d)(e)	35,000	35,204
Passenger Airlines - 0.0%
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.7353% 4/1/2031 (c)(d)(e)	14,850	14,950
TOTAL INDUSTRIALS		1,789,990

Information Technology - 0.3%
Communications Equipment - 0.0%
CommScope LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.6657% 12/17/2029 (c)(d)(e)	890,000	894,201
Electronic Equipment, Instruments & Components - 0.0%
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.6657% 7/12/2032 (c)(d)(e)	10,000	10,015
IT Services - 0.1%
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.1662% 2/10/2028 (c)(d)(e)	337,047	322,001
X Corp 1LN, term loan 9.5% 10/26/2029 (e)	475,000	470,450
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.4475% 10/26/2029 (c)(d)(e)	1,639,652	1,595,381
		2,387,832
Software - 0.2%
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9157% 12/11/2028 (c)(d)(e)	1,030,307	1,030,071
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.2515% 8/13/2032 (c)(d)(e)	94,763	94,519
Cloud Software Group Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.2515% 3/21/2031 (c)(d)(e)	74,813	74,584
Dawn Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 10/7/2032 (c)(d)(e)(f)	690,000	687,882
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.102% 6/2/2028 (c)(d)(e)	571,244	537,552
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 8/31/2028 (c)(d)(e)(f)	295,000	296,132
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9157% 8/31/2028 (c)(d)(e)	711,389	714,121
X.AI LLC 1LN, term loan 12.5% 6/28/2030 (e)	154,750	159,006
X.AI LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.1219% 6/28/2030 (c)(d)(e)	109,863	106,076
		3,699,943
Technology Hardware, Storage & Peripherals - 0.0%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.8574% 2/20/2032 (c)(d)(e)	229,697	230,991
TOTAL INFORMATION TECHNOLOGY		7,222,982

Materials - 0.2%
Chemicals - 0.2%
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0157% 11/24/2027 (c)(d)(e)	541,934	508,335
Arc Falcon I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.5157% 9/30/2028 (c)(d)(e)	402,688	401,935
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4157% 10/15/2032 (c)(d)(e)	320,000	308,800
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.6074% 10/4/2029 (c)(d)(e)	688,289	668,081
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.0265% 7/3/2028 (c)(d)(e)	491,460	436,264
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9598% 3/15/2029 (c)(d)(e)	820,553	797,643
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2657% 4/2/2029 (c)(d)(e)	707,107	539,876
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5904% 8/25/2031 (c)(d)(e)	766,807	755,466
Olympus Water US Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1038% 11/3/2032 (c)(d)(e)	30,000	29,608
Scih Salt Hldgs Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.1971% 1/31/2029 (c)(d)(e)	499,696	499,946
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.5015% 9/30/2031 (c)(d)(e)	555,000	413,347
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 4/4/2029 (c)(d)(e)	75,000	58,500
		5,417,801
Containers & Packaging - 0.0%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.0907% 4/13/2029 (c)(d)(e)	1,144,237	1,139,374
TOTAL MATERIALS		6,557,175

Utilities - 0.0%
Electric Utilities - 0.0%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.593% 4/16/2031 (c)(d)(e)	34,911	34,955
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.984% 1/27/2031 (c)(d)(e)	502,328	502,770
		537,725
Independent Power and Renewable Electricity Producers - 0.0%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.5015% 3/29/2030 (c)(d)(e)	251,813	252,863
TOTAL UTILITIES		790,588

TOTAL UNITED STATES		41,349,414
TOTAL BANK LOAN OBLIGATIONS (Cost $44,258,496)		43,474,852

Collateralized Mortgage Obligations - 1.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.2%
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/2066 (b)	4,000,733	3,639,279
Bravo Residential Funding Trust Series 2020-RPL2 Class A1, 2% 5/25/2059 (b)	2,748,685	2,589,010
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(c)	385,028	380,196
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(c)	193,684	192,861
CSMC Trust Series 2020-RPL4 Class A1, 2% 1/25/2060 (b)	713,021	646,019
CSMC Trust Series 2021-RPL9 Class A1, 3.8742% 2/25/2061 (b)(c)	6,214,521	6,241,493
Fannie Mae Guaranteed REMIC Series 2018-3 Class LP, 3% 2/25/2047	2,899,997	2,767,631
Fannie Mae Guaranteed REMIC Series 2019-33 Class N, 3% 3/25/2048	3,799,729	3,638,405
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	27,171	27,164
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-4873 Class CA, 4% 7/15/2047	972,057	966,833
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-4903 Class DA, 3% 10/25/2048	1,945,545	1,836,379
Gcat 2021-Nqm7 Tr Series 2021-NQM7 Class A1, 1.915% 8/25/2066 (b)	1,982,113	1,847,262
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 6.25% 7/25/2067 (b)(c)	4,946,423	4,951,012
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/2059 (b)	767,894	724,650
Oceanview Mortgage Loan Trust Series 2020-1 Class A1A, 1.7329% 5/28/2050 (b)	1,068,625	1,014,920
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (b)	50,241	50,034
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.5468% 7/20/2034 (c)(d)	349	326
TOTAL UNITED STATES		31,513,474
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $32,895,052)		31,513,474

Commercial Mortgage Securities - 3.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.0%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.7016% 6/15/2040 (b)(c)(d)	4,840,000	4,858,130
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (b)	1,322,630	1,258,431
BANK Series 2021-BN33 Class XA, 1.0404% 5/15/2064 (c)(i)	20,372,274	778,783
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.7599% 12/15/2062 (c)(i)	21,266,676	425,423
Benchmark Mortgage Trust Series 2020-B17 Class XA, 1.3725% 3/15/2053 (c)(i)	43,199,018	1,749,310
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 5.0735% 9/15/2026 (b)(c)(d)	5,047,000	5,006,108
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.3309% 6/15/2041 (b)(c)(d)	1,009,000	1,009,000
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.4023% 4/15/2040 (b)(c)(d)	2,765,258	2,765,258
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.6003% 5/15/2041 (b)(c)	1,832,501	1,833,644
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.7626% 10/15/2036 (b)(c)(d)	4,501,000	4,492,637
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 4.9719% 2/15/2039 (b)(c)(d)	1,119,005	1,116,912
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 5.7204% 12/9/2040 (b)(c)(d)	1,088,333	1,088,333
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.2518% 12/15/2039 (b)(c)(d)	405,343	402,664
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.4008% 4/15/2041 (b)(c)(d)	6,694,261	6,694,261
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.1028% 3/15/2030 (b)(c)(d)	3,913,736	3,906,398
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.3524% 3/15/2030 (b)(c)(d)	572,766	571,335
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 4.9235% 11/15/2038 (b)(c)(d)	3,401,506	3,397,288
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.109% 2/15/2035 (b)(c)(d)	1,901,000	1,897,293
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (b)(c)	1,322,000	1,345,305
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (b)	6,563,431	5,602,992
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (b)	5,280,438	4,310,203
EQT Trust Series 2024-EXTR Class A, 5.3308% 7/5/2041 (b)(c)	5,418,000	5,555,229
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 5.259% 10/15/2042 (b)(c)(d)	4,153,000	4,159,480
GS Mortgage Securities Trust Series 2011-GC5 Class AS, 5.1672% 8/10/2044 (b)(c)	1,610,195	1,593,380
GS Mortgage Securities Trust Series 2013-GC13 Class AS, 3.8736% 7/10/2046 (b)(c)	1,360,428	1,340,062
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 4.8788% 11/5/2037 (b)(c)	933,000	940,654
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (b)	2,708,000	2,572,654
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.5735% 9/15/2029 (b)(c)(d)	957,087	928,585
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 4.7735% 7/15/2038 (b)(c)(d)	2,266,000	2,261,065
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.141% 6/15/2054 (c)(i)	6,572,832	249,266
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 4.8042% 11/15/2038 (b)(c)(d)	3,402,341	3,399,162
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.2019% 12/15/2039 (b)(c)(d)	1,578,000	1,577,999
Wells Fargo Commercial Mortgage Trust Series 2017-RC1 Class ASB, 3.453% 1/15/2060	125,115	124,895
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.7503% 10/15/2041 (b)(c)(d)	1,920,000	1,920,079
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.1004% 3/15/2038 (b)(c)	1,076,000	1,081,671
TOTAL UNITED STATES		82,213,889
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $85,070,141)		82,213,889

Common Stocks - 0.0%
	Shares	Value ($)
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice France Holding SA (h) (Cost $39,093)	2,216	33,555

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Communication Services - 0.0%
Media - 0.0%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (c)	342,297	807,505
Financials - 0.0%
Financial Services - 0.0%
Redfin Corp 0.5% 4/1/2027	970,000	905,010
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.0%
MKS Inc 1.25% 6/1/2030	212,000	266,842
Software - 0.1%
Riot Platforms Inc 0.75% 1/15/2030 (b)	403,000	534,984
Strategy Inc 0% 12/1/2029 (b)(j)	586,000	483,157
Terawulf Inc 0% 5/1/2032 (b)(j)	248,000	251,927
		1,270,068
TOTAL INFORMATION TECHNOLOGY		1,536,910

TOTAL UNITED STATES		3,249,425
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $2,661,817)		3,249,425

Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (a)	Value ($)
MEXICO - 0.2%
United Mexican States 3.25% 4/16/2030	3,525,000	3,334,650
United Mexican States 6% 5/13/2030	2,190,000	2,301,143
TOTAL MEXICO		5,635,793
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,695,965)		5,635,793

Non-Convertible Corporate Bonds - 64.5%
	Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Azule Energy Finance Plc 8.125% 1/23/2030 (b)	250,000	250,824
AUSTRALIA - 0.8%
Financials - 0.3%
Banks - 0.3%
Westpac Banking Corp 4.11% 7/24/2034 (c)	8,710,000	8,582,984
Materials - 0.5%
Metals & Mining - 0.5%
Glencore Funding LLC 4.907% 4/1/2028 (b)	7,311,000	7,444,415
Glencore Funding LLC 5.338% 4/4/2027 (b)	5,275,000	5,359,068
Mineral Resources Ltd 7% 4/1/2031 (b)	140,000	145,513
Mineral Resources Ltd 9.25% 10/1/2028 (b)	980,000	1,028,995
		13,977,991
TOTAL AUSTRALIA		22,560,975
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (b)	315,000	278,590
BRAZIL - 0.1%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Ambipar Lux Sarl 9.875% 2/6/2031 (b)(g)	395,000	88,405
Materials - 0.1%
Metals & Mining - 0.1%
ERO Copper Corp 6.5% 2/15/2030 (b)	845,000	846,056
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (b)(c)	419,225	419,745
		1,265,801
TOTAL BRAZIL		1,354,206
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7.5% 10/2/2030 (b)	515,000	500,678
Golar LNG Ltd 7.75% 9/19/2029 (b)(k)	200,000	199,948

TOTAL CAMEROON		700,626
CANADA - 2.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
TELUS Corp 6.625% 10/15/2055 (c)	500,000	512,419
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (b)	700,000	691,526
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (b)	570,000	543,145
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (b)	545,000	555,364
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (b)	305,000	314,459
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (b)	380,000	372,683
		2,477,177
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Alimentation Couche-Tard Inc 4.148% 9/29/2028 (b)	4,826,000	4,840,032
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Baytex Energy Corp 7.375% 3/15/2032 (b)	260,000	264,135
Canadian Natural Resources Ltd 5% 12/15/2029	1,469,000	1,504,487
Cenovus Energy Inc 4.65% 3/20/2031	476,000	477,440
Enbridge Inc 1.6% 10/4/2026	10,000,000	9,798,515
Enbridge Inc 4.2% 11/20/2028	3,340,000	3,348,407
Enbridge Inc 4.6% 6/20/2028	822,000	831,075
Enbridge Inc 5.3% 4/5/2029	3,720,000	3,839,938
Enbridge Inc 5.9% 11/15/2026	2,300,000	2,336,233
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027	5,989,000	6,034,669
		28,434,899
Financials - 0.5%
Banks - 0.3%
Bank of Nova Scotia/The 5.13% 2/14/2031 (c)	4,990,000	5,146,286
Toronto Dominion Bank 4.783% 12/17/2029	4,185,000	4,289,159
		9,435,445
Insurance - 0.2%
Empower Finance 2020 LP 1.357% 9/17/2027 (b)	5,321,000	5,080,159
TOTAL FINANCIALS		14,515,604

Industrials - 0.1%
Commercial Services & Supplies - 0.0%
Wrangler Holdco Corp 6.625% 4/1/2032 (b)	205,000	215,156
Ground Transportation - 0.1%
Canadian Pacific Railway Co 1.75% 12/2/2026	2,099,000	2,052,951
Machinery - 0.0%
New Flyer Holdings Inc 9.25% 7/1/2030 (b)	120,000	128,522
TOTAL INDUSTRIALS		2,396,629

Information Technology - 0.0%
Software - 0.0%
Open Text Corp 3.875% 2/15/2028 (b)	1,300,000	1,267,870
Materials - 0.4%
Chemicals - 0.3%
Methanex Corp 5.125% 10/15/2027	705,000	706,984
Nutrien Ltd 4.9% 3/27/2028	8,000,000	8,143,945
		8,850,929
Metals & Mining - 0.1%
Capstone Copper Corp 6.75% 3/31/2033 (b)	245,000	254,146
Hudbay Minerals Inc 4.5% 4/1/2026 (b)	900,000	900,864
New Gold Inc 6.875% 4/1/2032 (b)	215,000	228,659
		1,383,669
TOTAL MATERIALS		10,234,598

TOTAL CANADA		64,679,228
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd 5.75% 11/24/2028 (b)	485,000	88,512
Gran Tierra Energy Inc 9.5% 10/15/2029 (b)(l)	190,000	140,363
		228,875
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (b)	575,000	534,031
TOTAL COLOMBIA		762,906
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (b)	360,000	369,422
DENMARK - 0.3%
Financials - 0.3%
Banks - 0.3%
Danske Bank A/S 4.298% 4/1/2028 (b)(c)	7,500,000	7,507,857
FRANCE - 1.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA 6.5% 4/15/2032 (b)	161,721	157,343
Altice France SA 6.875% 10/15/2030 (b)	154,020	151,762
Altice France SA 6.875% 7/15/2032 (b)	996,608	971,408
		1,280,513
Energy - 0.0%
Energy Equipment & Services - 0.0%
Viridien 10% 10/15/2030 (b)	250,000	263,544
Financials - 1.6%
Banks - 1.6%
BNP Paribas SA 1.323% 1/13/2027 (b)(c)	7,417,000	7,390,031
BNP Paribas SA 4.792% 5/9/2029 (b)(c)	7,300,000	7,383,119
BPCE SA 2.045% 10/19/2027 (b)(c)	6,865,000	6,737,079
Societe Generale SA 1.488% 12/14/2026 (b)(c)	4,870,000	4,863,491
Societe Generale SA 1.792% 6/9/2027 (b)(c)	6,750,000	6,657,568
Societe Generale SA 5.249% 5/22/2029 (b)(c)	7,350,000	7,495,086
Societe Generale SA 5.5% 4/13/2029 (b)(c)	1,296,000	1,327,323
		41,853,697
TOTAL FRANCE		43,397,754
GERMANY - 1.4%
Consumer Discretionary - 0.2%
Automobile Components - 0.0%
ZF North America Capital Inc 6.75% 4/23/2030 (b)	195,000	189,432
ZF North America Capital Inc 7.5% 3/24/2031 (b)	260,000	257,255
		446,687
Automobiles - 0.2%
Mercedes-Benz Finance North America LLC 4.8% 8/1/2029 (b)	5,000,000	5,106,807
TOTAL CONSUMER DISCRETIONARY		5,553,494

Financials - 0.8%
Capital Markets - 0.8%
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (c)	7,028,000	6,898,908
Deutsche Bank AG/New York NY 4.95% 8/4/2031 (c)	6,430,000	6,523,234
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (c)	7,000,000	7,338,623
		20,760,765
Health Care - 0.1%
Pharmaceuticals - 0.1%
Bayer US Finance LLC 6.125% 11/21/2026 (b)	3,000,000	3,049,434
Industrials - 0.3%
Machinery - 0.3%
Daimler Truck Finance North America LLC 2% 12/14/2026 (b)	5,000,000	4,899,524
Daimler Truck Finance North America LLC 4.95% 1/13/2028 (b)	1,704,000	1,729,394
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (b)	1,437,000	1,459,733
TK Elevator US Newco Inc 5.25% 7/15/2027 (b)	1,375,000	1,377,303
		9,465,954
TOTAL GERMANY		38,829,647
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 7.125% 4/4/2026 (b)	136,000	133,960
Kosmos Energy Ltd 7.5% 3/1/2028 (b)	310,000	213,900
Kosmos Energy Ltd 7.75% 5/1/2027 (b)	145,000	126,875

TOTAL GHANA		474,735
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (b)	855,000	884,270
IRELAND - 1.6%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Treasury DAC 5.875% 6/4/2031 (b)	245,000	247,452
Financials - 1.0%
Banks - 0.1%
Bank of Ireland Group PLC 5.601% 3/20/2030 (b)(c)	3,531,000	3,677,255
Consumer Finance - 0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026	7,095,000	7,066,509
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	2,102,000	2,070,363
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.375% 11/15/2030	2,778,000	2,774,212
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	5,500,000	5,605,430
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	3,836,000	3,945,676
		21,462,190
Financial Services - 0.0%
GGAM Finance Ltd 5.875% 3/15/2030 (b)	470,000	475,278
TOTAL FINANCIALS		25,614,723

Industrials - 0.6%
Transportation Infrastructure - 0.6%
Avolon Holdings Funding Ltd 2.528% 11/18/2027 (b)	1,756,000	1,698,887
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (b)	3,331,000	3,370,286
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (b)	2,953,000	3,035,965
Avolon Holdings Funding Ltd 5.5% 1/15/2026 (b)	3,189,000	3,190,375
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (b)	4,950,000	5,129,282
		16,424,795
TOTAL IRELAND		42,286,970
ISRAEL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energean Israel Finance Ltd 5.375% 3/30/2028 (b)(k)	130,000	127,847
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	635,000	658,983
TOTAL ISRAEL		786,830
ITALY - 0.6%
Financials - 0.2%
Banks - 0.2%
Intesa Sanpaolo SpA 5.71% 1/15/2026 (b)	5,031,000	5,037,035
Utilities - 0.4%
Electric Utilities - 0.4%
Enel Finance International NV 4.375% 9/30/2030 (b)	5,152,000	5,144,977
Enel Finance International NV 5.125% 6/26/2029 (b)	5,000,000	5,140,254
		10,285,231
TOTAL ITALY		15,322,266
JAPAN - 2.1%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
NTT Finance Corp 1.591% 4/3/2028 (b)	10,000,000	9,445,837
NTT Finance Corp 4.567% 7/16/2027 (b)	311,000	313,345
NTT Finance Corp 4.62% 7/16/2028 (b)	314,000	318,381
		10,077,563
Consumer Staples - 0.2%
Tobacco - 0.2%
Japan Tobacco Inc 4.85% 5/15/2028 (b)	2,993,000	3,049,829
Japan Tobacco Inc 5.21% 6/15/2030 (b)	2,486,000	2,587,203
		5,637,032
Financials - 1.5%
Banks - 1.1%
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (c)	10,000,000	9,834,970
Mitsubishi UFJ Financial Group Inc 1.64% 10/13/2027 (c)	5,000,000	4,893,525
Mizuho Financial Group Inc 1.234% 5/22/2027 (c)	10,000,000	9,862,895
Mizuho Financial Group Inc 4.711% 7/8/2031 (c)	4,464,000	4,530,598
		29,121,988
Capital Markets - 0.4%
Nomura Holdings Inc 1.653% 7/14/2026	12,500,000	12,309,451
TOTAL FINANCIALS		41,431,439

TOTAL JAPAN		57,146,034
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5% 1/15/2028 (b)	165,000	110,298
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Breakwater Energy Holdings Sarl 9.25% 11/15/2030 (b)	255,000	264,119
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (b)	65,000	56,548
TOTAL LUXEMBOURG		430,965
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (b)	150,000	151,546
MEXICO - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Petroleos Mexicanos 6.7% 2/16/2032	12,250,000	12,137,913
NETHERLANDS - 1.4%
Consumer Staples - 0.4%
Food Products - 0.4%
JDE Peet's NV 1.375% 1/15/2027 (b)	10,440,000	10,100,663
Financials - 1.0%
Banks - 1.0%
ABN AMRO Bank NV 1.542% 6/16/2027 (b)(c)	8,114,000	7,995,575
Cooperatieve Rabobank UA 1.98% 12/15/2027 (b)(c)	7,500,000	7,335,340
ING Groep NV 1.726% 4/1/2027 (c)	4,192,000	4,157,722
ING Groep NV 5.335% 3/19/2030 (c)	6,564,000	6,797,984
		26,286,621
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 8/19/2028	1,545,000	1,549,506
TOTAL NETHERLANDS		37,936,790
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 5.625% 11/29/2026 (b)	535,000	531,095
IHS Holding Ltd 7.875% 5/29/2030 (b)	295,000	300,162

TOTAL NIGERIA		831,257
NORWAY - 0.6%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Finance Ltd 8.375% 8/1/2030 (b)	370,000	382,415
TGS ASA 8.5% 1/15/2030 (b)	625,000	648,044
		1,030,459
Financials - 0.6%
Banks - 0.6%
DNB Bank ASA 1.535% 5/25/2027 (b)(c)	4,643,000	4,584,513
DNB Bank ASA 1.605% 3/30/2028 (b)(c)	9,570,000	9,272,179
		13,856,692
TOTAL NORWAY		14,887,151
PANAMA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (b)	500,000	504,245
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (b)	545,000	566,302
TOTAL PANAMA		1,070,547
PERU - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Volcan Cia Minera SAA 8.5% 10/28/2032 (b)	280,000	283,976
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (b)	620,000	566,984
SPAIN - 0.3%
Financials - 0.3%
Banks - 0.3%
Banco Santander SA 1.722% 9/14/2027 (c)	5,000,000	4,904,249
Banco Santander SA 5.365% 7/15/2028 (c)	4,000,000	4,077,442

TOTAL SPAIN		8,981,691
SWITZERLAND - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
UBS Group AG 1.305% 2/2/2027 (b)(c)	10,000,000	9,947,405
Industrials - 0.0%
Aerospace & Defense - 0.0%
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (b)	490,000	493,059
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (b)	125,000	129,456
		622,515
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 6.5% 5/15/2026 (b)	665,000	630,657
TOTAL SWITZERLAND		11,200,577
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (b)	545,000	565,100
UNITED KINGDOM - 4.9%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Belron UK Finance PLC 5.75% 10/15/2029 (b)	620,000	630,497
Consumer Staples - 1.1%
Tobacco - 1.1%
BAT International Finance PLC 1.668% 3/25/2026	15,000,000	14,880,678
BAT International Finance PLC 5.931% 2/2/2029	5,000,000	5,255,918
Imperial Brands Finance PLC 4.5% 6/30/2028 (b)	2,134,000	2,154,148
Imperial Brands Finance PLC 5.5% 2/1/2030 (b)	5,000,000	5,201,217
		27,491,961
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG Global Finance PLC 12% 11/30/2028 (b)	1,700,000	1,851,934
Financials - 3.4%
Banks - 3.2%
Barclays PLC 2.279% 11/24/2027 (c)	5,000,000	4,906,765
Barclays PLC 4.476% 11/11/2029 (c)	7,700,000	7,745,518
Barclays PLC 5.367% 2/25/2031 (c)	5,200,000	5,387,619
Barclays PLC 5.69% 3/12/2030 (c)	1,821,000	1,896,949
HSBC Holdings PLC 4.899% 3/3/2029 (c)	9,152,000	9,289,625
HSBC Holdings PLC 5.21% 8/11/2028 (c)	4,327,000	4,396,615
HSBC Holdings PLC 5.24% 5/13/2031 (c)	7,250,000	7,496,273
HSBC Holdings PLC 5.597% 5/17/2028 (c)	6,300,000	6,424,800
HSBC Holdings PLC 7.39% 11/3/2028 (c)	4,000,000	4,233,507
Lloyds Banking Group PLC 3.574% 11/7/2028 (c)	4,000,000	3,959,098
Lloyds Banking Group PLC 4.818% 6/13/2029 (c)	3,954,000	4,017,306
Lloyds Banking Group PLC 5.087% 11/26/2028 (c)	1,122,000	1,142,204
Lloyds Banking Group PLC 5.721% 6/5/2030 (c)	3,667,000	3,847,106
NatWest Group PLC 4.964% 8/15/2030 (c)	13,500,000	13,811,818
NatWest Markets PLC 4.789% 3/21/2028 (b)	6,000,000	6,105,868
		84,661,071
Financial Services - 0.2%
Nationwide Building Society 6.557% 10/18/2027 (b)(c)	5,800,000	5,913,458
TOTAL FINANCIALS		90,574,529

Industrials - 0.3%
Aerospace & Defense - 0.3%
BAE Systems Finance Inc 7.5% 7/1/2027 (b)	4,000,000	4,220,484
BAE Systems PLC 5% 3/26/2027 (b)	1,667,000	1,686,424
BAE Systems PLC 5.125% 3/26/2029 (b)	1,551,000	1,600,636
		7,507,544
Materials - 0.0%
Chemicals - 0.0%
INEOS Quattro Finance 2 Plc 9.625% 3/15/2029 (b)	125,000	106,313
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (b)	505,000	505,070
TOTAL UNITED KINGDOM		128,667,848
UNITED STATES - 45.5%
Communication Services - 2.2%
Diversified Telecommunication Services - 0.8%
APLD ComputeCo LLC 9.25% 12/15/2030 (b)	1,295,000	1,248,056
AT&T Inc 1.65% 2/1/2028	12,588,000	11,971,154
AT&T Inc 4.7% 8/15/2030	2,877,000	2,933,213
Cablevision Lightpath LLC 3.875% 9/15/2027 (b)	1,005,000	989,561
Cablevision Lightpath LLC 5.625% 9/15/2028 (b)	405,000	397,020
Cipher Compute LLC 7.125% 11/15/2030 (b)	230,000	233,666
Frontier Communications Holdings LLC 5% 5/1/2028 (b)	960,000	963,383
Level 3 Financing Inc 3.875% 10/15/2030 (b)	150,000	134,216
Level 3 Financing Inc 4% 4/15/2031 (b)	225,000	197,999
Level 3 Financing Inc 4.875% 6/15/2029 (b)	520,000	495,300
Level 3 Financing Inc 7% 3/31/2034 (b)	70,000	71,696
Windstream Services LLC 7.5% 10/15/2033 (b)	235,000	239,155
WULF Compute LLC 7.75% 10/15/2030 (b)	1,035,000	1,070,108
		20,944,527
Entertainment - 0.0%
Live Nation Entertainment Inc 4.75% 10/15/2027 (b)	1,550,000	1,547,364
ROBLOX Corp 3.875% 5/1/2030 (b)	395,000	377,670
		1,925,034
Interactive Media & Services - 0.1%
Meta Platforms Inc 4.2% 11/15/2030	3,378,000	3,401,482
Media - 0.9%
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 3/1/2030 (b)	255,000	242,882
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (b)	1,635,000	1,632,694
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (b)	630,000	623,862
Charter Communications Operating LLC / Charter Communications Operating Capital 2.25% 1/15/2029	4,830,000	4,491,890
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	4,000,000	3,939,003
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (b)	505,000	525,608
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (b)	150,000	157,660
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (b)	80,000	79,131
CSC Holdings LLC 5.5% 4/15/2027 (b)	355,000	306,321
DISH DBS Corp 5.125% 6/1/2029	215,000	181,969
DISH DBS Corp 7.75% 7/1/2026	395,000	386,709
DISH Network Corp 11.75% 11/15/2027 (b)	1,175,000	1,226,947
EchoStar Corp 10.75% 11/30/2029	1,065,000	1,174,163
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (c)	1,545,000	1,604,544
EW Scripps Co/The 9.875% 8/15/2030 (b)	1,190,000	1,199,233
Sirius XM Radio LLC 3.125% 9/1/2026 (b)	1,660,000	1,646,010
TEGNA Inc 5% 9/15/2029	310,000	307,135
Univision Communications Inc 7.375% 6/30/2030 (b)(l)	655,000	664,455
Univision Communications Inc 8% 8/15/2028 (b)	375,000	386,994
Univision Communications Inc 9.375% 8/1/2032 (b)	125,000	132,695
Warnermedia Holdings Inc 3.755% 3/15/2027	2,385,000	2,359,612
		23,269,517
Wireless Telecommunication Services - 0.4%
T-Mobile USA Inc 3.875% 4/15/2030	10,000,000	9,850,374
TOTAL COMMUNICATION SERVICES		59,390,934

Consumer Discretionary - 3.5%
Automobile Components - 0.1%
American Axle & Manufacturing Inc 6.375% 10/15/2032 (b)	195,000	196,196
Clarios Global LP / Clarios US Finance Co 6.75% 9/15/2032 (b)	510,000	524,573
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (b)	190,000	197,501
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (b)	1,200,000	1,230,969
Patrick Industries Inc 6.375% 11/1/2032 (b)	380,000	389,192
		2,538,431
Automobiles - 1.6%
General Motors Financial Co Inc 1.25% 1/8/2026	8,359,000	8,332,228
General Motors Financial Co Inc 2.35% 2/26/2027	7,500,000	7,334,608
General Motors Financial Co Inc 4.2% 10/27/2028	2,709,000	2,710,630
General Motors Financial Co Inc 5.8% 6/23/2028	7,500,000	7,775,005
General Motors Financial Co Inc 6% 1/9/2028	5,000,000	5,178,553
Hyundai Capital America 4.875% 6/23/2027 (b)	6,250,000	6,314,355
Hyundai Capital America 5.45% 6/24/2026 (b)	3,147,000	3,167,852
Nissan Motor Acceptance Co LLC 2.45% 9/15/2028 (b)	45,000	41,352
Nissan Motor Acceptance Co LLC 5.55% 9/13/2029 (b)	70,000	69,406
Nissan Motor Acceptance Co LLC 6.125% 9/30/2030 (b)	335,000	332,002
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (b)	360,000	344,930
		41,600,921
Broadline Retail - 0.1%
Saks Global Enterprises LLC 11% 12/15/2029 (b)	480,180	166,383
Wayfair LLC 6.75% 11/15/2032 (b)	130,000	132,646
Wayfair LLC 7.25% 10/31/2029 (b)(l)	455,000	473,312
Wayfair LLC 7.75% 9/15/2030 (b)	690,000	735,386
		1,507,727
Diversified Consumer Services - 0.1%
Service Corp International/US 5.75% 10/15/2032	500,000	510,207
Sotheby's 7.375% 10/15/2027 (b)	1,545,000	1,538,187
StoneMor Inc 8.5% 5/15/2029 (b)	770,000	751,891
TKC Holdings Inc 10.5% 5/15/2029 (b)	710,000	728,111
		3,528,396
Hotels, Restaurants & Leisure - 0.4%
Boyd Gaming Corp 4.75% 12/1/2027	475,000	474,080
Caesars Entertainment Inc 4.625% 10/15/2029 (b)	450,000	425,884
Caesars Entertainment Inc 6% 10/15/2032 (b)(l)	275,000	262,358
Caesars Entertainment Inc 6.5% 2/15/2032 (b)	705,000	717,093
Carnival Corp 5.125% 5/1/2029 (b)	265,000	267,217
Carnival Corp 5.75% 3/15/2030 (b)	420,000	431,662
Carnival Corp 5.75% 8/1/2032 (b)	125,000	128,139
Carnival Corp 5.875% 6/15/2031 (b)	970,000	998,762
Carnival Corp 6.125% 2/15/2033 (b)	455,000	468,691
Churchill Downs Inc 4.75% 1/15/2028 (b)	325,000	323,547
Churchill Downs Inc 6.75% 5/1/2031 (b)(l)	525,000	541,488
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (b)	1,110,000	1,035,237
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (b)(l)	395,000	383,234
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (b)	245,000	250,919
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 5% 6/1/2029 (b)	420,000	403,549
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (b)	265,000	269,902
Life Time Inc 6% 11/15/2031 (b)	450,000	458,902
Lindblad Expeditions LLC 7% 9/15/2030 (b)(l)	145,000	148,710
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (b)	95,000	64,599
NCL Corp Ltd 5.875% 1/15/2031 (b)	385,000	379,937
NCL Corp Ltd 6.25% 3/1/2030 (b)	125,000	126,357
Royal Caribbean Cruises Ltd 5.5% 4/1/2028 (b)	990,000	1,007,541
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (b)	210,000	214,633
Six Flags Entertainment Corp 5.5% 4/15/2027 (b)	575,000	567,636
Viking Cruises Ltd 9.125% 7/15/2031 (b)	465,000	498,829
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (b)	125,000	125,035
VOC Escrow Ltd 5% 2/15/2028 (b)	200,000	199,964
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp 5.25% 5/15/2027 (b)	325,000	326,232
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (b)	175,000	178,946
		11,679,083
Household Durables - 0.1%
LGI Homes Inc 7% 11/15/2032 (b)	460,000	450,650
LGI Homes Inc 8.75% 12/15/2028 (b)	370,000	385,478
New Home Co Inc/The 8.5% 11/1/2030 (b)	135,000	139,052
Newell Brands Inc 6.375% 5/15/2030 (l)	190,000	182,585
Newell Brands Inc 8.5% 6/1/2028 (b)	225,000	234,220
Somnigroup International Inc 4% 4/15/2029 (b)(l)	900,000	876,332
Whirlpool Corp 6.125% 6/15/2030	325,000	328,268
		2,596,585
Leisure Products - 0.2%
Brunswick Corp/DE 5.85% 3/18/2029	4,539,000	4,684,674
Mattel Inc 5% 11/17/2030	2,013,000	2,031,075
		6,715,749
Specialty Retail - 0.9%
Advance Auto Parts Inc 5.95% 3/9/2028	6,525,000	6,668,942
Advance Auto Parts Inc 7% 8/1/2030 (b)	180,000	183,716
AutoNation Inc 4.45% 1/15/2029	6,760,000	6,778,451
AutoZone Inc 5.165% 6/15/2030	1,075,000	1,112,719
AutoZone Inc 6.25% 11/1/2028	3,398,000	3,601,436
Group 1 Automotive Inc 6.375% 1/15/2030 (b)	585,000	600,963
LBM Acquisition LLC 6.25% 1/15/2029 (b)	120,000	107,342
LBM Acquisition LLC 9.5% 6/15/2031 (b)	430,000	443,210
O'Reilly Automotive Inc 5.75% 11/20/2026	1,697,000	1,723,168
Park River Holdings Inc 8% 3/15/2031 (b)	95,000	98,139
SGUS LLC 11% 12/15/2029 (b)	308,002	249,591
Staples Inc 10.75% 9/1/2029 (b)	1,260,000	1,238,380
Wand NewCo 3 Inc 7.625% 1/30/2032 (b)(l)	215,000	226,552
White Cap Supply Holdings LLC 7.375% 11/15/2030 (b)	230,000	234,581
		23,267,190
TOTAL CONSUMER DISCRETIONARY		93,434,082

Consumer Staples - 1.9%
Beverages - 0.4%
Molson Coors Beverage Co 3% 7/15/2026	10,575,000	10,507,350
Consumer Staples Distribution & Retail - 0.8%
7-Eleven Inc 0.95% 2/10/2026 (b)	7,891,000	7,840,390
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (b)	265,000	254,062
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.5% 3/31/2031 (b)	235,000	238,211
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.5% 2/15/2028 (b)	935,000	951,755
C&S Group Enterprises LLC 5% 12/15/2028 (b)	285,000	264,715
Dollar General Corp 4.625% 11/1/2027	4,000,000	4,031,448
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (b)	735,000	767,875
Mars Inc 4.6% 3/1/2028 (b)	4,141,000	4,194,406
Mars Inc 4.8% 3/1/2030 (b)	1,360,000	1,393,158
Performance Food Group Inc 5.5% 10/15/2027 (b)	425,000	424,974
Performance Food Group Inc 6.125% 9/15/2032 (b)	340,000	349,789
US Foods Inc 4.75% 2/15/2029 (b)	455,000	452,881
US Foods Inc 5.75% 4/15/2033 (b)	185,000	188,330
		21,351,994
Food Products - 0.2%
Bunge Ltd Finance Corp 4.1% 1/7/2028	2,685,000	2,691,683
Campbell's Company/The 5.3% 3/20/2026	1,106,000	1,109,571
Fiesta Purchaser Inc 7.875% 3/1/2031 (b)	110,000	115,710
Fiesta Purchaser Inc 9.625% 9/15/2032 (b)	590,000	631,881
Post Holdings Inc 4.625% 4/15/2030 (b)	290,000	282,464
Post Holdings Inc 6.375% 3/1/2033 (b)	230,000	232,798
TreeHouse Foods Inc 4% 9/1/2028	305,000	301,969
		5,366,076
Tobacco - 0.5%
Philip Morris International Inc 4.125% 4/28/2028	7,300,000	7,329,622
Philip Morris International Inc 4.875% 2/13/2029	6,400,000	6,548,986
		13,878,608
TOTAL CONSUMER STAPLES		51,104,028

Energy - 3.8%
Energy Equipment & Services - 0.2%
Archrock Partners LP / Archrock Partners Finance Corp 6.25% 4/1/2028 (b)	370,000	372,272
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (b)	125,000	128,715
Kodiak Gas Services LLC 7.25% 2/15/2029 (b)	485,000	505,667
Nabors Industries Ltd 7.5% 1/15/2028 (b)	650,000	650,839
SESI LLC 7.875% 9/30/2030 (b)(l)	645,000	641,796
Transocean International Ltd 7.875% 10/15/2032 (b)	70,000	72,969
Transocean International Ltd 8.25% 5/15/2029 (b)	530,000	539,125
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (b)	290,000	292,600
USA Compression Partners LP / USA Compression Finance Corp 7.125% 3/15/2029 (b)	240,000	249,471
Valaris Ltd 8.375% 4/30/2030 (b)	300,000	312,978
WBI Operating LLC 6.25% 10/15/2030 (b)	775,000	775,310
		4,541,742
Oil, Gas & Consumable Fuels - 3.6%
Aethon United BR LP / Aethon United Finance Corp 7.5% 10/1/2029 (b)	260,000	271,680
Buckeye Partners LP 4.125% 12/1/2027	255,000	252,212
California Resources Corp 8.25% 6/15/2029 (b)	780,000	816,095
Cheniere Energy Inc 4.625% 10/15/2028	650,000	650,002
CNX Midstream Partners LP 4.75% 4/15/2030 (b)	450,000	431,609
CNX Resources Corp 7.25% 3/1/2032 (b)	445,000	464,067
Comstock Resources Inc 5.875% 1/15/2030 (b)	460,000	446,935
Comstock Resources Inc 6.75% 3/1/2029 (b)	750,000	752,274
CVR Energy Inc 8.5% 1/15/2029 (b)	855,000	879,343
DBR Land Holdings LLC 6.25% 12/1/2030 (b)	315,000	319,035
DCP Midstream Operating LP 5.125% 5/15/2029	4,900,000	5,015,721
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (b)	870,000	911,896
Diamondback Energy Inc 5.2% 4/18/2027	5,172,000	5,243,758
Energy Transfer LP 5.25% 7/1/2029	515,000	531,508
Energy Transfer LP 6.5% 2/15/2056 (c)(l)	335,000	330,262
EQT Corp 3.625% 5/15/2031 (b)	5,400,000	5,092,234
EQT Corp 5.7% 4/1/2028	4,000,000	4,130,350
EQT Corp 7.5% 6/1/2027	750,000	761,813
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029	215,000	217,602
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (b)	85,000	86,331
Harvest Midstream I LP 7.5% 5/15/2032 (b)	405,000	420,847
Hess Corp 4.3% 4/1/2027	4,500,000	4,516,246
Hess Midstream Operations LP 4.25% 2/15/2030 (b)	230,000	224,325
Hess Midstream Operations LP 5.875% 3/1/2028 (b)	565,000	574,508
Hess Midstream Operations LP 6.5% 6/1/2029 (b)	560,000	579,477
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (b)	240,000	253,317
Kinetik Holdings LP 6.625% 12/15/2028 (b)	980,000	1,008,159
Matador Resources Co 6.5% 4/15/2032 (b)	300,000	304,672
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (b)	180,000	172,631
MPLX LP 1.75% 3/1/2026	15,044,000	14,947,640
Northern Oil & Gas Inc 7.875% 10/15/2033 (b)	305,000	296,826
Northern Oil & Gas Inc 8.75% 6/15/2031 (b)	370,000	378,324
Occidental Petroleum Corp 5% 8/1/2027	3,189,000	3,247,295
Occidental Petroleum Corp 5.2% 8/1/2029	1,325,000	1,358,008
Occidental Petroleum Corp 6.625% 9/1/2030	1,610,000	1,735,123
ONEOK Inc 4.25% 9/24/2027	458,000	459,077
ONEOK Inc 4.4% 10/15/2029	479,000	480,492
ONEOK Inc 4.85% 7/15/2026	525,000	526,030
ONEOK Inc 6.5% 9/1/2030 (b)	5,247,000	5,627,847
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028	165,000	163,219
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (b)(l)	630,000	620,497
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (b)(l)	595,000	625,460
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	5,242,000	5,090,160
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030	2,074,000	2,011,218
Prairie Acquiror LP 9% 8/1/2029 (b)	1,050,000	1,085,342
Rockies Express Pipeline LLC 6.75% 3/15/2033 (b)	185,000	194,099
SM Energy Co 6.625% 1/15/2027 (l)	400,000	400,462
Summit Midstream Holdings LLC 8.625% 10/31/2029 (b)	125,000	128,985
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028	245,000	245,778
Sunoco LP / Sunoco Finance Corp 6% 4/15/2027	1,050,000	1,051,652
Sunoco LP 5.625% 3/15/2031 (b)	770,000	774,381
Sunoco LP 6.625% 8/15/2032 (b)	540,000	556,703
Talos Production Inc 9% 2/1/2029 (b)	240,000	250,312
Targa Resources Corp 4.9% 9/15/2030	825,000	841,456
Targa Resources Corp 6.15% 3/1/2029	7,061,000	7,445,535
Venture Global LNG Inc 7% 1/15/2030 (b)	295,000	289,394
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (b)	225,000	245,177
Western Gas Partners LP 6.35% 1/15/2029	5,546,000	5,852,276
Williams Cos Inc/The 4.625% 6/30/2030	1,288,000	1,302,704
Williams Cos Inc/The 4.8% 11/15/2029	2,339,000	2,385,311
Williams Cos Inc/The 5.4% 3/2/2026	1,334,000	1,338,647
		97,614,339
TOTAL ENERGY		102,156,081

Financials - 19.5%
Banks - 8.2%
Bank of America Corp 1.734% 7/22/2027 (c)	7,174,000	7,062,372
Bank of America Corp 4.623% 5/9/2029 (c)	7,300,000	7,399,609
Bank of America Corp 5.202% 4/25/2029 (c)	10,500,000	10,768,151
Bank of America Corp 5.819% 9/15/2029 (c)	9,400,000	9,826,260
Citigroup Inc 4.075% 4/23/2029 (c)	7,879,000	7,874,537
Citigroup Inc 4.786% 3/4/2029 (c)	5,300,000	5,374,923
Citigroup Inc 5.174% 2/13/2030 (c)	12,400,000	12,756,080
HAT Holdings I LLC / HAT Holdings II LLC 8% 6/15/2027 (b)	81,000	84,029
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (c)	6,370,000	6,401,769
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (c)	5,000,000	5,251,096
JPMorgan Chase & Co 1.47% 9/22/2027 (c)	10,000,000	9,791,492
JPMorgan Chase & Co 2.522% 4/22/2031 (c)	3,000,000	2,801,703
JPMorgan Chase & Co 2.956% 5/13/2031 (c)	12,053,000	11,379,565
JPMorgan Chase & Co 4.603% 10/22/2030 (c)	5,000,000	5,081,719
JPMorgan Chase & Co 4.915% 1/24/2029 (c)	5,300,000	5,401,375
JPMorgan Chase & Co 4.995% 7/22/2030 (c)	21,400,000	22,019,895
JPMorgan Chase & Co 5.103% 4/22/2031 (c)	1,642,000	1,702,900
JPMorgan Chase & Co 5.571% 4/22/2028 (c)	3,266,000	3,331,144
Morgan Stanley Bank NA 5.016% 1/12/2029 (c)	2,928,000	2,983,334
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (c)	8,100,000	8,113,722
Morgan Stanley Private Bank NA 4.466% 7/6/2028 (c)	7,560,000	7,606,431
PNC Financial Services Group Inc/The 5.492% 5/14/2030 (c)	4,591,000	4,787,836
Santander Holdings USA Inc 2.49% 1/6/2028 (c)	2,768,000	2,711,570
Santander Holdings USA Inc 3.244% 10/5/2026	4,000,000	3,971,995
Santander Holdings USA Inc 6.174% 1/9/2030 (c)	3,664,000	3,825,585
Truist Financial Corp 4.873% 1/26/2029 (c)	4,000,000	4,061,842
Truist Financial Corp 5.071% 5/20/2031 (c)	5,288,000	5,442,478
US Bancorp 4.653% 2/1/2029 (c)	2,000,000	2,024,839
Wells Fargo & Co 4.078% 9/15/2029 (c)	7,800,000	7,797,167
Wells Fargo & Co 4.3% 7/22/2027	7,000,000	7,029,700
Wells Fargo & Co 4.97% 4/23/2029 (c)	5,300,000	5,403,972
Wells Fargo & Co 5.244% 1/24/2031 (c)	7,692,000	7,992,698
Wells Fargo & Co 5.707% 4/22/2028 (c)	6,200,000	6,331,985
Wells Fargo & Co 6.303% 10/23/2029 (c)	5,800,000	6,141,549
		220,535,322
Capital Markets - 5.2%
Ares Strategic Income Fund 4.85% 1/15/2029 (b)	4,691,000	4,631,207
Ares Strategic Income Fund 5.45% 9/9/2028 (b)	7,076,000	7,110,306
Athene Global Funding 1.73% 10/2/2026 (b)	5,000,000	4,899,752
Athene Global Funding 4.721% 10/8/2029 (b)	5,300,000	5,301,465
Athene Global Funding 5.516% 3/25/2027 (b)	7,000,000	7,101,083
Bank of New York Mellon 4.729% 4/20/2029 (c)	2,106,000	2,143,332
Broadstreet Partners Group LLC 5.875% 4/15/2029 (b)	510,000	509,137
Equitable America Global Funding 4.65% 6/9/2028 (b)	2,575,000	2,603,129
Equitable America Global Funding 4.95% 6/9/2030 (b)	3,483,000	3,554,616
Focus Financial Partners LLC 6.75% 9/15/2031 (b)	490,000	506,250
GA Global Funding Trust 5.4% 1/13/2030 (b)	3,308,000	3,401,390
Goldman Sachs Group Inc/The 2.64% 2/24/2028 (c)	10,000,000	9,820,320
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (c)	6,000,000	6,012,368
Goldman Sachs Group Inc/The 4.937% 4/23/2028 (c)	7,200,000	7,278,966
Goldman Sachs Group Inc/The 6.484% 10/24/2029 (c)	7,439,000	7,908,926
HPS Corporate Lending Fund 4.9% 9/11/2028 (b)	2,137,000	2,121,474
HPS Corporate Lending Fund 6.25% 9/30/2029	5,000,000	5,145,960
Intercontinental Exchange Inc 3.625% 9/1/2028	5,500,000	5,446,966
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (b)	430,000	437,433
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (b)	320,000	334,681
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (b)	430,000	408,442
LPL Holdings Inc 4.9% 4/3/2028	8,265,000	8,382,764
Morgan Stanley 4.133% 10/18/2029 (c)	6,660,000	6,659,286
Morgan Stanley 4.994% 4/12/2029 (c)	3,914,000	3,992,119
Morgan Stanley 5.042% 7/19/2030 (c)	11,500,000	11,821,945
Morgan Stanley 5.164% 4/20/2029 (c)	9,860,000	10,094,701
Morgan Stanley 6.407% 11/1/2029 (c)	3,900,000	4,141,000
Nuveen LLC 5.55% 1/15/2030 (b)	984,000	1,028,541
Sammons Financial Group Global Funding 5.05% 1/10/2028 (b)	4,131,000	4,196,202
Sammons Financial Group Global Funding 5.1% 12/10/2029 (b)	3,365,000	3,465,848
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (b)	480,000	503,769
		140,963,378
Consumer Finance - 2.1%
American Express Co 4.731% 4/25/2029 (c)	6,000,000	6,099,638
American Express Co 5.085% 1/30/2031 (c)	1,297,000	1,341,277
Capital One Financial Corp 1.878% 11/2/2027 (c)	7,000,000	6,850,011
Capital One Financial Corp 5.468% 2/1/2029 (c)	9,443,000	9,692,233
Capital One Financial Corp 7.149% 10/29/2027 (c)	5,000,000	5,126,371
Encore Capital Group Inc 6.625% 4/15/2031 (b)	265,000	264,919
Ford Motor Credit Co LLC 5.73% 9/5/2030	665,000	676,778
Ford Motor Credit Co LLC 5.85% 5/17/2027	4,000,000	4,055,440
Ford Motor Credit Co LLC 5.875% 11/7/2029	13,200,000	13,503,668
Ford Motor Credit Co LLC 6.95% 6/10/2026	6,500,000	6,566,617
Navient Corp 6.75% 6/15/2026	765,000	773,107
OneMain Finance Corp 3.5% 1/15/2027	655,000	646,457
OneMain Finance Corp 6.125% 5/15/2030	280,000	284,502
OneMain Finance Corp 6.75% 3/15/2032	75,000	76,653
OneMain Finance Corp 7.5% 5/15/2031	675,000	709,109
PRA Group Inc 5% 10/1/2029 (b)	135,000	124,831
PRA Group Inc 8.875% 1/31/2030 (b)(l)	365,000	378,396
		57,170,007
Financial Services - 1.1%
Aircastle Ltd / Aircastle Ireland DAC 5% 9/15/2030 (b)	6,290,000	6,362,914
Aircastle Ltd / Aircastle Ireland DAC 5.25% 3/15/2030 (b)	3,585,000	3,668,554
Block Inc 5.625% 8/15/2030 (b)	240,000	244,544
Block Inc 6% 8/15/2033 (b)	150,000	154,163
Block Inc 6.5% 5/15/2032	430,000	449,382
Corebridge Financial Inc 3.65% 4/5/2027	3,345,000	3,319,186
Corebridge Global Funding 4.65% 8/20/2027 (b)	1,596,000	1,611,584
Corebridge Global Funding 4.9% 1/7/2028 (b)	2,298,000	2,334,116
CrossCountry Intermediate HoldCo LLC 6.5% 10/1/2030 (b)	260,000	263,301
CrossCountry Intermediate HoldCo LLC 6.75% 12/1/2032 (b)	160,000	161,784
Global Payments Inc 4.5% 11/15/2028	5,521,000	5,539,438
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (b)	885,000	887,212
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027 (l)	1,180,000	1,164,836
Jackson Financial Inc 5.17% 6/8/2027	1,397,000	1,412,643
NFE Financing LLC 12% 11/15/2029 (b)(g)	270,536	68,554
Rocket Cos Inc 6.125% 8/1/2030 (b)	460,000	477,509
Rocket Cos Inc 6.5% 8/1/2029 (b)	310,000	321,560
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (b)	265,000	275,444
UWM Holdings LLC 6.25% 3/15/2031 (b)	335,000	336,481
UWM Holdings LLC 6.625% 2/1/2030 (b)	490,000	497,939
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (b)	390,000	404,913
		29,956,057
Insurance - 2.8%
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (b)	730,000	759,712
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (b)	465,000	473,489
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (b)	460,000	477,935
American International Group Inc 4.85% 5/7/2030	7,000,000	7,168,245
AmWINS Group Inc 4.875% 6/30/2029 (b)	110,000	107,285
AmWINS Group Inc 6.375% 2/15/2029 (b)	290,000	298,013
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (b)	795,000	801,678
Arthur J Gallagher & Co 4.6% 12/15/2027	3,119,000	3,149,177
Brown & Brown Inc 4.7% 6/23/2028	1,180,000	1,191,419
Brown & Brown Inc 4.9% 6/23/2030	2,414,000	2,445,551
Equitable Financial Life Global Funding 1.4% 8/27/2027 (b)	15,000,000	14,343,655
Equitable Financial Life Global Funding 1.7% 11/12/2026 (b)	5,000,000	4,895,425
Fortitude Group Holdings LLC 6.25% 4/1/2030 (b)	3,422,000	3,560,970
Guardian Life Global Funding 1.4% 7/6/2027 (b)	8,010,000	7,700,781
HUB International Ltd 7.375% 1/31/2032 (b)(l)	745,000	775,175
Jackson National Life Global Funding 4.6% 10/1/2029 (b)	4,963,000	4,995,073
Jackson National Life Global Funding 5.35% 1/13/2030 (b)	7,744,000	8,031,200
Jackson National Life Global Funding 5.55% 7/2/2027 (b)	1,453,000	1,483,323
Panther Escrow Issuer LLC 7.125% 6/1/2031 (b)	355,000	367,076
RGA Global Funding 2% 11/30/2026 (b)	3,680,000	3,604,941
RGA Global Funding 5.448% 5/24/2029 (b)	2,658,000	2,756,233
Ryan Specialty LLC 5.875% 8/1/2032 (b)	425,000	434,455
Western-Southern Global Funding 4.9% 5/1/2030 (b)	653,000	671,799
Willis North America Inc 4.5% 9/15/2028	5,000,000	5,038,915
		75,531,525
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Rithm Capital Corp 8% 4/1/2029 (b)	120,000	122,597
Starwood Property Trust Inc 5.25% 10/15/2028 (b)	780,000	785,331
Starwood Property Trust Inc 6.5% 7/1/2030 (b)	490,000	511,526
		1,419,454
TOTAL FINANCIALS		525,575,743

Health Care - 2.5%
Biotechnology - 0.2%
Amgen Inc 5.15% 3/2/2028	6,578,000	6,732,928
Health Care Equipment & Supplies - 0.2%
Alcon Finance Corp 2.75% 9/23/2026 (b)	4,038,000	3,996,741
Avantor Funding Inc 3.875% 11/1/2029 (b)	275,000	262,468
Avantor Funding Inc 4.625% 7/15/2028 (b)	625,000	619,097
Medline Borrower LP 3.875% 4/1/2029 (b)	285,000	276,667
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (b)	440,000	455,101
		5,610,074
Health Care Providers & Services - 1.9%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (b)(l)	155,000	157,956
AMN Healthcare Inc 6.5% 1/15/2031 (b)(l)	470,000	471,348
Centene Corp 2.45% 7/15/2028	4,360,000	4,064,614
CHS/Community Health Systems Inc 5.25% 5/15/2030 (b)	365,000	344,814
CHS/Community Health Systems Inc 9.75% 1/15/2034 (b)	255,000	271,187
CVS Health Corp 4.3% 3/25/2028	11,600,000	11,632,164
CVS Health Corp 5% 2/20/2026	8,000,000	8,008,584
CVS Health Corp 7% 3/10/2055 (c)	360,000	378,491
HCA Inc 3.125% 3/15/2027	7,100,000	7,006,770
HCA Inc 5% 3/1/2028	2,439,000	2,485,860
Humana Inc 5.75% 12/1/2028	6,000,000	6,243,635
Icon Investments Six DAC 5.809% 5/8/2027	4,656,000	4,748,247
LifePoint Health Inc 11% 10/15/2030 (b)	325,000	357,775
Molina Healthcare Inc 6.25% 1/15/2033 (b)	610,000	611,383
Molina Healthcare Inc 6.5% 2/15/2031 (b)	790,000	806,996
Owens & Minor Inc 6.625% 4/1/2030 (b)	270,000	173,153
Surgery Center Holdings Inc 7.25% 4/15/2032 (b)	135,000	138,539
Tenet Healthcare Corp 5.125% 11/1/2027	2,310,000	2,310,224
US Acute Care Solutions LLC 9.75% 5/15/2029 (b)	690,000	700,956
		50,912,696
Health Care Technology - 0.1%
IQVIA Inc 5% 5/15/2027 (b)	1,510,000	1,508,288
IQVIA Inc 6.25% 6/1/2032 (b)	275,000	287,640
IQVIA Inc 6.5% 5/15/2030 (b)	290,000	301,706
		2,097,634
Pharmaceuticals - 0.1%
1261229 BC Ltd 10% 4/15/2032 (b)	700,000	723,671
Bausch Health Cos Inc 11% 9/30/2028 (b)	255,000	266,543
Jazz Securities DAC 4.375% 1/15/2029 (b)	490,000	483,725
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (b)(l)	470,000	458,046
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (b)	210,000	175,866
		2,107,851
TOTAL HEALTH CARE		67,461,183

Industrials - 2.4%
Aerospace & Defense - 0.9%
Boeing Co 3.2% 3/1/2029	7,200,000	6,963,973
Boeing Co 5.04% 5/1/2027	2,300,000	2,322,610
Boeing Co 6.259% 5/1/2027	418,000	429,422
BWX Technologies Inc 4.125% 4/15/2029 (b)	525,000	515,211
L3Harris Technologies Inc 5.4% 1/15/2027	6,000,000	6,089,983
RTX Corp 5.75% 1/15/2029	1,205,000	1,264,656
TransDigm Inc 6.25% 1/31/2034 (b)	85,000	88,131
TransDigm Inc 6.375% 3/1/2029 (b)	3,200,000	3,296,000
TransDigm Inc 6.75% 1/31/2034 (b)	380,000	397,039
		21,367,025
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (b)(l)	845,000	871,952
Building Products - 0.1%
Advanced Drainage Systems Inc 5% 9/30/2027 (b)	250,000	249,676
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (b)	685,000	572,831
JH North America Holdings Inc 5.875% 1/31/2031 (b)	570,000	577,681
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (b)	285,000	269,133
Standard Building Solutions Inc 6.5% 8/15/2032 (b)	370,000	381,709
		2,051,030
Commercial Services & Supplies - 0.3%
Allied Universal Holdco LLC / Allied Universal Finance Corp 6.875% 6/15/2030 (b)	330,000	341,086
Artera Services LLC 8.5% 2/15/2031 (b)	1,445,000	1,249,125
Brand Industrial Services Inc 10.375% 8/1/2030 (b)	775,000	760,009
CoreCivic Inc 8.25% 4/15/2029	355,000	374,001
GEO Group Inc/The 10.25% 4/15/2031	480,000	526,703
GEO Group Inc/The 8.625% 4/15/2029	235,000	247,631
GFL Environmental Inc 4% 8/1/2028 (b)	1,420,000	1,392,200
Madison IAQ LLC 4.125% 6/30/2028 (b)	750,000	735,756
Neptune Bidco US Inc 10.375% 5/15/2031 (b)	795,000	803,774
Neptune Bidco US Inc 9.29% 4/15/2029 (b)	940,000	932,950
OT Midco Inc 10% 2/15/2030 (b)	110,000	43,593
Prime Security Services Borrower LLC / Prime Finance Inc 5.75% 4/15/2026 (b)	197,000	197,547
Waste Pro USA Inc 7% 2/1/2033 (b)	245,000	254,826
Williams Scotsman Inc 6.625% 4/15/2030 (b)	485,000	500,807
		8,360,008
Construction & Engineering - 0.0%
Pike Corp 5.5% 9/1/2028 (b)	370,000	369,076
Pike Corp 8.625% 1/31/2031 (b)	250,000	264,301
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (b)	485,000	486,474
		1,119,851
Electrical Equipment - 0.2%
Trans-Allegheny Interstate Line Co 5.2% 1/15/2031 (b)	4,996,000	5,147,394
WESCO Distribution Inc 6.375% 3/15/2033 (b)	245,000	256,237
		5,403,631
Ground Transportation - 0.1%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.25% 1/15/2030 (b)	120,000	123,581
Genesee & Wyoming Inc 6.25% 4/15/2032 (b)	350,000	359,896
Uber Technologies Inc 4.15% 1/15/2031	1,106,000	1,101,155
XPO Inc 6.25% 6/1/2028 (b)	620,000	632,675
		2,217,307
Machinery - 0.3%
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (b)(c)	245,000	265,126
Esab Corp 6.25% 4/15/2029 (b)	385,000	396,625
Ingersoll Rand Inc 5.176% 6/15/2029	4,200,000	4,354,081
Ingersoll Rand Inc 5.197% 6/15/2027	4,200,000	4,265,385
		9,281,217
Passenger Airlines - 0.2%
American Airlines 2016-3 Class A Pass Through Trust 7.25% 2/15/2028 (b)	245,000	250,810
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/2029	2,652,822	2,592,169
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (b)	358,334	358,962
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/2029	1,452,760	1,414,659
United Airlines Inc 4.375% 4/15/2026 (b)	775,000	774,023
		5,390,623
Professional Services - 0.1%
Amentum Holdings Inc 7.25% 8/1/2032 (b)	490,000	514,332
ION Platform Finance US Inc / ION Platform Finance SARL 5% 5/1/2028 (b)	605,000	563,715
ION Platform Finance US Inc / ION Platform Finance SARL 5.75% 5/15/2028 (b)	595,000	558,786
ION Platform Finance US Inc / ION Platform Finance SARL 9% 8/1/2029 (b)	220,000	219,735
Paychex Inc 5.1% 4/15/2030	197,000	202,452
TriNet Group Inc 7.125% 8/15/2031 (b)	655,000	677,847
Verisk Analytics Inc 4.5% 8/15/2030	555,000	559,495
		3,296,362
Trading Companies & Distributors - 0.2%
Air Lease Corp 2.2% 1/15/2027	3,565,000	3,482,991
FTAI Aviation Investors LLC 7% 6/15/2032 (b)	205,000	215,004
FTAI Aviation Investors LLC 7.875% 12/1/2030 (b)(l)	425,000	452,479
Herc Holdings Inc 7% 6/15/2030 (b)	450,000	472,379
QXO Building Products Inc 6.75% 4/30/2032 (b)	335,000	349,846
Synergy Infrastructure Holdings LLC 7.875% 12/1/2030 (b)	125,000	128,785
United Rentals North America Inc 3.875% 11/15/2027 (l)	575,000	568,935
		5,670,419
Transportation Infrastructure - 0.0%
Beacon Mobility Corp 7.25% 8/1/2030 (b)	250,000	261,643
TOTAL INDUSTRIALS		65,291,068

Information Technology - 2.3%
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp 5.05% 4/5/2029	1,216,000	1,253,366
Coherent Corp 5% 12/15/2029 (b)(l)	765,000	758,139
Dell International LLC / EMC Corp 5% 4/1/2030	2,305,000	2,362,605
Dell International LLC / EMC Corp 5.25% 2/1/2028	8,564,000	8,761,055
Lightning Power LLC 7.25% 8/15/2032 (b)	240,000	254,682
		13,389,847
IT Services - 0.2%
CDW LLC / CDW Finance Corp 5.1% 3/1/2030	1,789,000	1,827,377
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (b)	905,000	896,281
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (b)	585,000	579,408
CoreWeave Inc 9% 2/1/2031 (b)	570,000	515,789
CoreWeave Inc 9.25% 6/1/2030 (b)	1,255,000	1,157,870
Sabre GLBL Inc 11.125% 7/15/2030 (b)(l)	290,000	250,832
		5,227,557
Semiconductors & Semiconductor Equipment - 0.7%
Broadcom Inc 4.15% 11/15/2030	15,000,000	14,989,306
Entegris Inc 4.75% 4/15/2029 (b)	1,280,000	1,277,498
Micron Technology Inc 5.327% 2/6/2029	3,100,000	3,197,961
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (b)(c)	103,479	113,309
		19,578,074
Software - 0.8%
Cloud Software Group Inc 6.625% 8/15/2033 (b)	100,000	99,823
Cloud Software Group Inc 9% 9/30/2029 (b)	555,000	572,501
Elastic NV 4.125% 7/15/2029 (b)	570,000	549,713
Ellucian Holdings Inc 6.5% 12/1/2029 (b)	145,000	146,980
Gen Digital Inc 6.25% 4/1/2033 (b)	270,000	277,838
Oracle Corp 4.45% 9/26/2030	8,341,000	8,218,992
Roper Technologies Inc 4.45% 9/15/2030	4,036,000	4,058,533
Roper Technologies Inc 4.5% 10/15/2029	1,568,000	1,584,715
SS&C Technologies Inc 5.5% 9/30/2027 (b)	1,625,000	1,624,739
UKG Inc 6.875% 2/1/2031 (b)	630,000	650,383
VMware LLC 1.4% 8/15/2026	2,882,000	2,831,280
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030	1,115,000	1,173,187
		21,788,684
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 4.4% 9/25/2027	2,177,000	2,186,571
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (b)	620,000	638,410
Western Digital Corp 4.75% 2/15/2026	163,000	162,861
		2,987,842
TOTAL INFORMATION TECHNOLOGY		62,972,004

Materials - 1.2%
Chemicals - 0.6%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (b)	650,000	687,006
Celanese US Holdings LLC 6.5% 4/15/2030 (l)	300,000	299,525
Celanese US Holdings LLC 6.665% 7/15/2027 (c)	2,545,000	2,619,167
Celanese US Holdings LLC 6.75% 4/15/2033	330,000	328,412
Chemours Co/The 4.625% 11/15/2029 (b)	145,000	129,528
Chemours Co/The 5.75% 11/15/2028 (b)	1,025,000	994,812
Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP 4.75% 5/15/2030 (b)	787,000	799,629
LSB Industries Inc 6.25% 10/15/2028 (b)	380,000	378,096
Mativ Holdings Inc 8% 10/1/2029 (b)	220,000	220,393
Methanex US Operations Inc 6.25% 3/15/2032 (b)	125,000	128,344
Mosaic Co/The 5.375% 11/15/2028	5,750,000	5,937,520
Olin Corp 6.625% 4/1/2033 (b)	215,000	213,564
Olympus Water US Holding Corp 7.25% 2/15/2033 (b)	200,000	198,531
Olympus Water US Holding Corp 7.25% 6/15/2031 (b)(l)	430,000	430,425
Scih Salt Hldgs Inc 6.625% 5/1/2029 (b)	925,000	928,978
WR Grace Holdings LLC 5.625% 8/15/2029 (b)	260,000	244,761
WR Grace Holdings LLC 6.625% 8/15/2032 (b)	530,000	526,101
WR Grace Holdings LLC 7.375% 3/1/2031 (b)	260,000	264,209
		15,329,001
Construction Materials - 0.5%
Amrize Finance US LLC 4.6% 4/7/2027 (b)	1,936,000	1,947,360
Amrize Finance US LLC 4.7% 4/7/2028 (b)	1,401,000	1,418,327
CRH America Finance Inc 4.4% 2/9/2031	6,600,000	6,614,927
Quikrete Holdings Inc 6.375% 3/1/2032 (b)	695,000	721,684
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (b)	750,000	796,016
VM Consolidated Inc 5.5% 4/15/2029 (b)	900,000	899,357
		12,397,671
Containers & Packaging - 0.1%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (b)	265,000	255,127
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (b)	900,000	837,666
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (b)(m)	200,000	203,476
Berry Global Inc 4.875% 7/15/2026 (b)	187,000	187,048
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (b)	265,000	267,388
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (b)(l)	595,000	595,934
Graphic Packaging International LLC 6.375% 7/15/2032 (b)	430,000	437,269
Sealed Air Corp 5% 4/15/2029 (b)	740,000	745,164
		3,529,072
Metals & Mining - 0.0%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (b)	80,000	84,768
Alumina Pty Ltd 6.375% 9/15/2032 (b)	750,000	780,785
Cleveland-Cliffs Inc 7% 3/15/2032 (b)	385,000	394,643
Cleveland-Cliffs Inc 7.5% 9/15/2031 (b)	350,000	366,044
		1,626,240
TOTAL MATERIALS		32,881,984

Real Estate - 1.8%
Diversified REITs - 0.3%
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (b)	785,000	745,094
Vici Properties LP / Vici Note Co Inc 3.875% 2/15/2029 (b)	6,000,000	5,880,720
VICI Properties LP 4.75% 4/1/2028	352,000	355,863
Vornado Realty LP 2.15% 6/1/2026	1,017,000	1,003,387
		7,985,064
Health Care REITs - 0.2%
Healthcare Realty Holdings LP 3.5% 8/1/2026	621,000	617,140
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	645,000	623,359
Ventas Realty LP 3% 1/15/2030	4,013,000	3,821,723
		5,062,222
Hotel & Resort REITs - 0.0%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875% 5/15/2029 (b)(l)	390,000	378,566
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (b)(l)	245,000	250,130
RHP Hotel Properties LP / RHP Finance Corp 7.25% 7/15/2028 (b)	350,000	361,078
		989,774
Office REITs - 0.0%
COPT Defense Properties LP 4.5% 10/15/2030	225,000	224,086
Real Estate Management & Development - 0.0%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (b)	240,000	260,725
Taylor Morrison Communities Inc 5.75% 11/15/2032 (b)	210,000	216,452
		477,177
Retail REITs - 0.8%
Brixmor Operating Partnership LP 2.25% 4/1/2028	4,348,000	4,168,548
Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL 5.75% 5/15/2026 (b)	720,000	717,640
Realty Income Corp 2.1% 3/15/2028	5,695,000	5,460,762
Realty Income Corp 2.2% 6/15/2028	456,000	437,038
Simon Property Group LP 4.375% 10/1/2030	7,660,000	7,721,596
		18,505,584
Specialized REITs - 0.5%
American Tower Corp 3.6% 1/15/2028	4,000,000	3,958,628
American Tower Corp 4.9% 3/15/2030	7,910,000	8,094,234
Iron Mountain Inc 4.875% 9/15/2027 (b)	475,000	473,326
Millrose Properties Inc 6.375% 8/1/2030 (b)	630,000	642,681
SBA Communications Corp 3.875% 2/15/2027	1,525,000	1,517,719
		14,686,588
TOTAL REAL ESTATE		47,930,495

Utilities - 4.4%
Electric Utilities - 2.5%
American Electric Power Co Inc 5.8% 3/15/2056 (c)	520,000	516,390
Cleco Corporate Holdings LLC 3.743% 5/1/2026	2,893,000	2,882,111
Duke Energy Corp 4.3% 3/15/2028	9,784,000	9,832,604
Duke Energy Florida LLC 4.2% 12/1/2030	2,734,000	2,739,702
Edison International 7.875% 6/15/2054 (c)	250,000	260,015
Eversource Energy 5.45% 3/1/2028	9,000,000	9,216,485
Exelon Corp 2.75% 3/15/2027	681,000	668,903
FirstEnergy Corp 1.6% 1/15/2026	606,000	603,490
FirstEnergy Pennsylvania Electric Co 5.15% 3/30/2026 (b)	2,524,000	2,530,831
Georgia Power Co 4.65% 5/16/2028	3,465,000	3,520,057
Jersey Central Power & Light Co 4.4% 1/15/2031 (b)	2,825,000	2,817,994
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	3,111,000	3,143,927
NRG Energy Inc 5.75% 7/15/2029 (b)	1,105,000	1,110,511
Pacific Gas and Electric Co 2.1% 8/1/2027	4,000,000	3,858,022
PG&E Corp 5% 7/1/2028	260,000	258,104
PG&E Corp 7.375% 3/15/2055 (c)	1,300,000	1,344,010
Pinnacle West Capital Corp 4.9% 5/15/2028	1,038,000	1,055,821
Pinnacle West Capital Corp 5.15% 5/15/2030	3,598,000	3,719,554
Sierra Pacific Power Co 6.2% 12/15/2055 (c)	737,000	730,593
Southern Co/The 5.5% 3/15/2029	3,052,000	3,172,415
Vistra Operations Co LLC 5% 7/31/2027 (b)	11,550,000	11,586,983
Vistra Operations Co LLC 5.05% 12/30/2026 (b)	1,288,000	1,299,142
Vistra Operations Co LLC 7.75% 10/15/2031 (b)	475,000	504,541
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (b)(l)	320,000	327,946
		67,700,151
Independent Power and Renewable Electricity Producers - 0.1%
Alpha Generation LLC 6.25% 1/15/2034 (b)	130,000	130,204
Alpha Generation LLC 6.75% 10/15/2032 (b)	250,000	257,297
Calpine Corp 5.125% 3/15/2028 (b)	800,000	802,244
Southern Power Co 4.25% 10/1/2030	2,170,000	2,166,451
Sunnova Energy Corp 5.875% (b)(g)(h)	525,000	1,313
		3,357,509
Multi-Utilities - 1.8%
Dominion Energy Inc 1.45% 4/15/2026	8,000,000	7,919,455
Dominion Energy Inc 3.375% 4/1/2030	2,670,000	2,578,352
Dominion Energy Inc 5% 6/15/2030	6,400,000	6,592,435
DTE Energy Co 4.95% 7/1/2027	1,444,000	1,461,595
DTE Energy Co 5.2% 4/1/2030	8,060,000	8,335,402
NiSource Inc 2.95% 9/1/2029	5,690,000	5,457,207
NiSource Inc 5.25% 3/30/2028	6,140,000	6,299,215
Public Service Enterprise Group Inc 4.9% 3/15/2030	6,966,000	7,135,348
Sempra 3.4% 2/1/2028	2,613,000	2,574,109
Sempra 6.375% 4/1/2056 (c)	765,000	779,299
		49,132,417
TOTAL UTILITIES		120,190,077

TOTAL UNITED STATES		1,228,387,679
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 8% 3/1/2033 (b)	200,000	210,656
First Quantum Minerals Ltd 8.625% 6/1/2031 (b)	415,000	434,775
First Quantum Minerals Ltd 9.375% 3/1/2029 (b)	140,000	147,802

TOTAL ZAMBIA		793,233
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,731,393,794)		1,744,486,397

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Strategy Inc 10.75% (n) (Cost $530,803)	5,400	522,558

Preferred Securities - 0.4%
	Principal Amount (a)	Value ($)
UNITED KINGDOM - 0.0%
Financials - 0.0%
Banks - 0.0%
Barclays PLC 7.625% (c)(o)	200,000	214,324
UNITED STATES - 0.4%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP Series G, 7.125% (c)(o)	690,000	710,589
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.2234% (c)(d)(o)	550,000	551,699
Sunoco LP 7.875% (b)(c)(o)	815,000	842,382
		2,104,670
Financials - 0.3%
Banks - 0.2%
Bank of America Corp 6.25% (c)(o)	1,030,000	1,047,820
Citigroup Inc 6.75% (c)(o)	215,000	217,281
Citigroup Inc 6.875% (c)(o)	705,000	723,700
Citigroup Inc 6.95% (c)(o)	325,000	333,662
Citigroup Inc 7.125% (c)(o)	300,000	308,420
JPMorgan Chase & Co 6.5% (c)(o)	455,000	474,834
Wells Fargo & Co 3.9% (c)(l)(o)	650,000	652,354
Wells Fargo & Co 7.625% (c)(l)(o)	325,000	351,395
		4,109,466
Capital Markets - 0.0%
Goldman Sachs Group Inc/The 6.125% (c)(o)	105,000	107,883
Goldman Sachs Group Inc/The 6.85% (c)(o)	489,000	517,495
		625,378
Consumer Finance - 0.1%
Ally Financial Inc 4.7% (c)(o)	800,000	739,466
Ally Financial Inc 4.7% (c)(l)(o)	1,210,000	1,187,175
		1,926,641
TOTAL FINANCIALS		6,661,485

Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Air Lease Corp 4.125% (c)(o)	960,000	937,927
Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (c)(o)	555,000	557,510
TOTAL UNITED STATES		10,261,592
TOTAL PREFERRED SECURITIES (Cost $10,202,673)		10,475,916

U.S. Government Agency - Mortgage Securities - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	3,166	3,188
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	2,005	2,019
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	280,286	284,045
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	142,610	144,522
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	383,192	388,331
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	2,558,162	2,555,692
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	1,757	1,837
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	16,317	17,121
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	5,182	5,420
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	1,754	1,833
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	2,277	2,393
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	15,349	16,097
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	12,019	12,599
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	2,852	2,995
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2033	140	148
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2031	1,943	2,049
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	366	389
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2032	2,144	2,285
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2033	831	888
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2033	11,228	11,913
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	695	732
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	88	92
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2031	2,811	2,946
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	1,741	1,846
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	158	168
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2033	3,289	3,500
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	1,851	1,940
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	8,150	8,569
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	6,986	7,434
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	864	908
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	161	171
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	79	83
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	334	339
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	1,838	1,869
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	389	393
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	258	262
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	42	43
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	41	42
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	13	13
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	48	49
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	22	22
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	345	350
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	71	73
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	7	7
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	213	216
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	583	596
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	346	349
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	26	27
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	4	4
Freddie Mac Gold Pool 8.5% 2/1/2027	1,508	1,518
Freddie Mac Gold Pool 8.5% 8/1/2027	88	88
Ginnie Mae I Pool 7% 11/15/2028	5,790	5,879
Ginnie Mae I Pool 7% 7/15/2028	275	277
Ginnie Mae I Pool 7.5% 10/15/2028	941	963
TOTAL UNITED STATES		3,497,532
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,699,585)		3,497,532

U.S. Treasury Obligations - 17.4%
	Yield (%) (p)	Principal Amount (a)	Value ($)
US Treasury Notes 1.5% 2/15/2030	3.89	1,184,000	1,089,418
US Treasury Notes 3.375% 9/15/2028	3.60 to 3.62	125,291,000	124,899,466
US Treasury Notes 3.5% 11/15/2028	3.49	142,631,300	142,664,730
US Treasury Notes 3.625% 8/31/2030	3.70 to 3.74	24,205,000	24,229,583
US Treasury Notes 3.875% 6/30/2030	3.80 to 3.96	32,829,700	33,225,965
US Treasury Notes 4% 3/31/2030	3.95	35,310,600	35,903,708
US Treasury Notes 4.125% 7/31/2028	3.71 to 4.31	29,881,500	30,361,238
US Treasury Notes 4.625% 9/30/2028 (q)	4.12 to 4.82	75,687,200	77,987,381
TOTAL U.S. TREASURY OBLIGATIONS (Cost $466,317,216)			470,361,489

Money Market Funds - 2.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (r)	4.02	53,136,092	53,146,720
Fidelity Securities Lending Cash Central Fund (r)(s)	4.02	9,201,100	9,202,020
TOTAL MONEY MARKET FUNDS (Cost $62,348,740)			62,348,740

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $2,714,870,031)	2,727,605,509
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(21,985,125)
NET ASSETS - 100.0%	2,705,620,384

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2Y US Treasury Notes Contracts (United States)	472	3/31/2026	98,577,938	51,916	51,916
CBOT 5Y US Treasury Notes Contracts (United States)	2,445	3/31/2026	268,357,852	702,846	702,846

TOTAL FUTURES CONTRACTS					754,762
The notional amount of futures purchased as a percentage of Net Assets is 13.5%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $918,361,638 or 33.9% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(f)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(g)	Non-income producing - Security is in default.
(h)	Level 3 security.
(i)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(j)	Zero coupon bond which is issued at a discount.
(k)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $327,795 or 0.0% of net assets.

(l)	Security or a portion of the security is on loan at period end.
(m)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(n)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(o)	Security is perpetual in nature with no stated maturity date.
(p)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(q)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,748,561.
(r)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(s)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	28,586,805	276,118,775	251,557,538	412,294	(1,322)	-	53,146,720	53,136,092	0.1%
Fidelity Securities Lending Cash Central Fund	9,771,190	18,914,964	19,484,084	5,335	(50)	-	9,202,020	9,201,100	0.0%
Total	38,357,995	295,033,739	271,041,622	417,629	(1,372)	-	62,348,740

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Loan Obligations, Convertible Corporate Bonds, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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